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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21452


                          Pioneer Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2003 through May 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.


                                     PIONEER
                            -----------------------
                                 SELECT EQUITY
                                      FUND

                                   Semiannual
                                     Report

                                    5/31/04

[LOGO] PIONEER
       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         1
Portfolio Summary                             2
Performance Update                            3
Portfolio Management Discussion               4
Schedule of Investments                       8
Financial Statements                         12
Notes to Financial Statements                16
Trustees, Officers and Service Providers     19

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 5/31/04
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------

The nation's stock markets looked past the ongoing economic expansion this spring to focus on broader concerns. The result was a period of volatility that wiped out the year's early gains. Markets then recovered, and, at the end of May, most major indices were within a point or two of their year-end levels, with mid-cap stocks modestly outperforming large- and small-cap segments.

A variety of influences combined to stifle enthusiasm: investors began to question the level of stock valuations; unprecedented worldwide demand for energy amid ongoing terror threats and Mideast turmoil drove the price of oil to record highs, with U.S. gasoline prices exceeding $2.00 a gallon; and interest rates began to move higher. Outside the United States, some emerging markets that had been stellar performers pulled back from their highs despite strong fundamentals. Treasury bond yields were higher - and their prices lower
- than at year-end, while corporate and high-yield issues also saw prices fall and yields rise as interest rates edged upward.

The economic recovery can no longer be called jobless; government figures attest to brisk hiring across most sectors in recent months. Increased job creation reflects growing employer confidence that profits will grow further as the expansion moves ahead. Better job prospects also led to a rebound in consumer confidence following a dip in February. But the strength of the recovery made investors cautious, as rising energy and commodity prices kindled inflationary fears and brought clear signals that the Federal Reserve Board will raise short-term interest rates, perhaps moderating consumer and business outlays.

Pioneer's managers believe that any rate increases will be gradual; the Federal Reserve has no desire to cut off the expansion. Furthermore, with short-term rates at the lowest levels in decades, U.S. businesses can adapt comfortably to somewhat higher borrowing costs. In addition, the federal income tax cuts that have helped bolster growth over the past several quarters remain in place.

Higher interest rates and the economy's direction could have important implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

More growth choices from Pioneer

When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider the Funds' investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your investment advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed material.]

U.S. Common Stocks                              93.1%
Depositary Receipts for International Stocks     6.9%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following table was depicted as a pie chart in the printed material.]

Information Technology                          28.5%
Financials                                      27.5%
Consumer Discretionary                          13.5%
Health Care                                     13.5%
Materials                                        5.8%
Telecommunication Services                       5.0%
Industrials                                      3.5%
Consumer Staples                                 2.7%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

1.    Countrywide Financial Corp.    5.07%      6.     Freeport-McMoRan Copper &     4.06%
                                                         Gold, Inc. (Class B)
2.    Bank of America Corp.          5.02       7.     Baxter International, Inc.    3.99
3.    Citigroup, Inc.                4.96       8.     Pfizer, Inc.                  3.77
4.    Goldman Sachs Group, Inc.      4.73       9.     Dell, Inc.                    3.68
5.    Liberty Media Corp.            4.64      10.     Family Dollar Stores, Inc.    3.66

*This list excludes temporary cash and derivative investments. Fund holdings will vary for other periods.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/04   1/2/04
                 $10.05    $10.00

Distributions per Share               Short-Term      Long-Term
(1/2/04 - 5/31/04)        Dividends   Capital Gains   Capital Gains
                          $  -        $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Select Equity Fund, at public offering price, compared to that of the S&P 500 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2004)

                   Net Asset    Public Offering
Period               Value          Price*
Life-of-Class
(1/2/04)             0.50%          -5.28%
--------------------------------------------------------------------------------

  All returns reflect reinvestment of distributions at net asset value.

* Reflects the deduction of the maximum 5.75% sales charge at the beginning of the period.

[The following table was depicted as a mountain chart in the printed material.]

                Pioneer Select            S&P 500
Date             Equity Fund               Index
12/03              $9,425                 $10,000
 5/04              $9,425                 $10,147

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the
Over-The-Counter-Market.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/04
--------------------------------------------------------------------------------

Stock averages advanced modestly in early 2004, but the returns of major indices, such as the Standard & Poor's 500, masked the underlying volatility among market sectors and individual stocks. The volatility in the stock market was especially pronounced in April after bond prices slumped and interest rates rose in response to unexpected news about the employment market. In the following discussion, Andrew D.F. Acheson, who is responsible for day-to-day portfolio management of Pioneer Select Equity Fund, provides a review of the Fund, its investment strategies and the economic environment, during the five months from its inception on December 31, 2003, through the end of the fiscal period on May 31, 2004.

Q: How would you describe Pioneer Select Equity Fund?

A: Select Equity Fund is primarily a large-cap core fund, with a relatively concentrated portfolio of stocks. Our basic strategy is to find mispriced stocks and then take significant positions in them. Typically the Fund will hold the shares of approximately 30 different companies, representing most sectors in the overall market. We employ a basic bottom-up stock-picking strategy, working very closely with Pioneer's equity research group to identify individual opportunities in stocks that we believe are substantially mispriced in relation to a company's underlying value and prospects. We invest in both growth and value stocks and intend to hold stocks for the long term. However, this focus will not stop us from reacting quickly should market conditions change abruptly, as occurred in April of this year.

Q: How did the Fund perform during the first five months of its operations for the period ending May 31, 2004?

A: The Fund's Class A Shares had a total return of 0.50% at net asset value for the five months ended May 31, 2004, while the Standard & Poor's 500 Index rose 1.47%.

   The Fund performed exceptionally well for the first three months, but underperformed during the month of April as the stock market reacted to unanticipated volatility in the bond market and rising energy prices. May's performance was consistent with that of the market.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: What factors most affected performance during the period?

A: We began the year with a reasonably aggressive positioning of the portfolio, as we were confident that corporations would report healthy improvements in their earnings. The Fund consequently did well when corporations reported profits for the final quarter of 2003 and the first quarter of 2004 that surpassed expectations. However, the one fear in the market was that while economic growth and corporate earnings were strong, the economy did not appear to be producing new jobs. Commentators spoke of a "jobless recovery." However, when the U.S. Labor Department in April reported an unanticipated substantial improvement in the employment market, the dominant fear quickly changed to a concern that the economy might be growing too fast and creating jobs too quickly. Market interest rates rose suddenly and dramatically, and the prices of many stocks also reacted to the change in the consensus outlook. Sectors that had performed very well, such as metals and mining, fell sharply, while other sectors, such as health care, began to rise. The performance by the overall indices tended to mask the underlying volatility of stock prices, as the gains in one sector often obscured the impact of losses in another.

Q: How was the Fund structured at the end of the period, on May 31?

A: We significantly overweighted the technology, financial services and basic materials sectors relative to the S&P 500 Index. Conversely we de-emphasized the energy sector and held no investments in utilities.

   The largest overweight position was in technology, where we found many reasonably valued stocks in one of the few cyclical growth sectors that can perform well during periods of rising interest rates. Despite some short-term volatility, over the longer run technology companies have the ability to improve their earnings through the full interest-rate cycle. Within the technology sector, one of our larger positions was Apple Computer. It has a strong balance sheet, and its successes with the Ipod technology have opened up opportunities to lure customers from Windows(R)-based personal computers to Apple's newly updated line of Apple computers and laptops. We also have re-established an overweight position in semiconductors, an area we had de-emphasized after

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/04                              (continued)
--------------------------------------------------------------------------------

   taking profits in late January. We returned to the industry in April and May when lower stock prices created attractive values. We believe semiconductor companies are entering a potentially prolonged and consistent growth period. We have emphasized companies such as Analog Devices, Linear Technology and Maxim Integrated Products, which produce chips for industrial and commercial applications.

   In financial services, the Fund has a significant holding in Countrywide Financial, a mortgage-lending company with an inexpensive stock and what we believe are excellent long-term earnings prospects. We also had a significant position in Bank of America, which we believed was undervalued in the wake of its acquisition of FleetBoston Financial. We feel that market analysts may be underestimating the earnings potential of Bank of America, as it integrates the operations of the two institutions and rationalizes its cost structure. Another noteworthy holding was investment banker Goldman Sachs, which we think has good earnings prospects and a reasonable valuation.

   Our overweight position in metals and mining contributed to underperformance in April, but we think it leaves the Fund well positioned for the future as a period of synchronized global economic expansion becomes more likely. In particular, strong demand and high prices have made copper companies extremely profitable. Our major holdings include Phelps Dodge, a copper company, and Freeport McMoRan, a copper and gold company. At recent prices for copper, both companies enjoy very strong cash flows that should enable them to reduce debt, buy back stock and pay shareholders substantial dividends.

   We have not invested in utilities because we do not like the earnings growth potential of these highly regulated companies. Moreover, utilities have shown themselves to be extremely vulnerable to rising interest rates.

   We held some energy stocks early in the period, but cut them in May when we thought world oil prices were unsustainably high. At a time when many other investors were bullish on the sector, we thought it was a good opportunity to sell at favorable prices and reduce our exposure.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: What is your investment outlook?

A: We believe most of the increases in market interest rates already have taken place, and volatility in the bond market is likely to decline. When that happens, stock investors are more likely to return to their primary focus on corporate earnings. We believe corporations may very well exceed consensus earnings estimates for the second quarter of 2004 and continue to show healthy earnings growth for the remainder of the year, with stock price performance ultimately following company earnings.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)
--------------------------------------------------------------------------------

 Shares                                                         Value
           COMMON STOCKS - 98.8%
           Materials - 5.8%
           Diversified Metals & Mining - 5.8%
    600    Freeport-McMoRan Copper & Gold, Inc. (Class B)     $ 20,177
    130    Phelps Dodge Corp.*                                   8,827
                                                              --------
                                                              $ 29,004
                                                              --------
           Total Materials                                    $ 29,004
                                                              --------
           Capital Goods - 3.5%
           Industrial Conglomerates - 3.5%
    570    Tyco International, Ltd.                           $ 17,550
                                                              --------
           Total Capital Goods                                $ 17,550
                                                              --------
           Media - 9.8%
           Broadcasting & Cable TV - 4.6%
  2,100    Liberty Media Corp.*                               $ 23,058
                                                              --------
           Movies & Entertainment - 5.2%
    600    The Walt Disney Co.*                               $ 14,082
    700    Time Warner, Inc.*                                   11,928
                                                              --------
                                                              $ 26,010
                                                              --------
           Total Media                                        $ 49,068
                                                              --------
           Retailing - 3.6%
           General Merchandise Stores - 3.6%
    580    Family Dollar Stores, Inc.                         $ 18,189
                                                              --------
           Total Retailing                                    $ 18,189
                                                              --------
           Food, Beverage & Tobacco - 2.7%
           Soft Drinks - 2.7%
    260    The Coca-Cola Co.                                  $ 13,351
                                                              --------
           Total Food, Beverage & Tobacco                     $ 13,351
                                                              --------
           Health Care Equipment & Services - 3.9%
           Health Care Equipment - 3.9%
    630    Baxter International, Inc.                         $ 19,807
                                                              --------
           Total Health Care Equipment & Services             $ 19,807
                                                              --------


   The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                Value
           Pharmaceuticals & Biotechnology - 9.3%
           Biotechnology - 2.7%
   250     Amgen, Inc.*                              $ 13,675
                                                     --------
           Pharmaceuticals - 6.6%
   600     IVAX Corp.*                               $ 14,610
   530     Pfizer, Inc.                                18,730
                                                     --------
                                                     $ 33,340
                                                     --------
           Total Pharmaceuticals & Biotechnology     $ 47,015
                                                     --------
           Banks - 12.1%
           Diversified Banks - 5.0%
   300     Bank of America Corp.                     $ 24,939
                                                     --------
           Thrifts & Mortgage Finance - 7.1%
   390     Countrywide Financial Corp.               $ 25,154
   180     Freddie Mac                                 10,510
                                                     --------
                                                     $ 35,664
                                                     --------
           Total Banks                               $ 60,603
                                                     --------
           Diversified Financials - 13.9%
           Consumer Finance - 4.3%
   270     American Express Co.                      $ 13,689
   600     Providian Financial Corp.*                   8,160
                                                     --------
                                                     $ 21,849
                                                     --------
           Investment Banking & Brokerage - 4.7%
   250     Goldman Sachs Group, Inc.                 $ 23,478
                                                     --------
           Diversified Financial Services - 4.9%
   530     Citigroup, Inc.                           $ 24,608
                                                     --------
           Total Diversified Financials              $ 69,935
                                                     --------
           Insurance - 1.2%
           Property & Casualty Insurance - 1.2%
     2     Berkshire Hathaway, Inc. (Class B)*       $  5,944
                                                     --------
           Total Insurance                           $  5,944
                                                     --------


   The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Shares                                                          Value
           Software & Services - 0.7%
           Application Software - 0.7%
    150    Check Point Software Technologies, Ltd.*             $ 3,567
                                                                -------
           Total Software & Services                            $ 3,567
                                                                -------
           Technology Hardware & Equipment - 12.4%
           Networking Equipment - 1.4%
    367    Network Appliance, Inc.*                             $ 7,267
                                                                -------
           Computer Hardware - 5.3%
    300    Apple Computer, Inc.*                                $ 8,418
    520    Dell, Inc.*                                           18,294
                                                                -------
                                                                $26,712
                                                                -------
           Computer Storage & Peripherals - 5.7%
  1,000    EMC Corp.*                                           $11,240
    700    SanDisk Corp.*                                        17,255
                                                                -------
                                                                $28,495
                                                                -------
           Total Technology Hardware & Equipment                $62,474
                                                                -------
           Semiconductors - 15.0%
           Semiconductor Equipment - 2.3%
    350    Novellus Systems, Inc.*                              $11,652
                                                                -------
           Semiconductors - 12.7%
    250    Analog Devices, Inc.                                 $12,288
    400    Intel Corp.                                           11,420
    200    Linear Technology Corp.                                7,932
    150    Maxim Integrated Products                              7,625
  1,500    Taiwan Semiconductor Manufacturing Co. (A.D.R.)*      15,225
    350    Texas Instruments, Inc.                                9,139
                                                                -------
                                                                $63,629
                                                                -------
           Total Semiconductors                                 $75,281
                                                                -------
           Telecommunication Services - 4.9%
           Wireless Telecommunication Services - 4.9%
    400    Nextel Communications, Inc.*                         $ 9,251
    650    Vodafone Group Plc (A.D.R.)                           15,444
                                                                -------
                                                                $24,695
                                                                -------
           Total Telecommunication Services                     $24,695
                                                                -------


   The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                Value
           TOTAL INVESTMENT IN SECURITIES - 98.8%
           (Cost $503,076)                           $496,483
                                                     --------
           OTHER ASSETS AND LIABILITIES - 1.2%       $  5,840
                                                     --------
           TOTAL NET ASSETS - 100.0%                 $502,323
                                                     ========

(A.D.R.)   American Depositary Receipt

*          Non-income producing security.

(a) At May 31, 2004, the net unrealized loss on investments based on cost for federal income tax purposes of $503,076 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost                        $  15,752

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                          (22,345)
                                                                            ---------
           Net unrealized loss                                              $  (6,593)
                                                                            =========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2004 aggregated $900,376 and $406,086, respectively.


   The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $503,076)               $496,483
  Cash                                                      9,033
  Receivables -
   Investment securities sold                              18,495
   Dividends, interest and foreign taxes withheld             180
   Due from Pioneer Investment Management, Inc.            10,549
                                                         --------
     Total assets                                        $534,740
                                                         --------
LIABILITIES:
  Payables -
   Investment securities purchased                       $ 16,466
  Due to affiliates                                         1,649
  Accrued expenses                                         14,302
                                                         --------
     Total liabilities                                   $ 32,417
                                                         --------
NET ASSETS:
  Paid-in capital                                        $500,000
  Accumulated net investment income                           130
  Accumulated net realized gain on investments              8,786
  Net unrealized loss on investments                       (6,593)
                                                         --------
     Total net assets                                    $502,323
                                                         ========
NET ASSET VALUE PER SHARE:
No Par Value (Unlimited number of shares authorized)
  Based on $502,323 / 50,000 shares                      $  10.05
                                                         ========
MAXIMUM OFFERING PRICE:
  Class A ($10.05 [divided by] 94.25%)                   $  10.66
                                                         ========


   The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the period from 1/2/04 (Commencement of Operations) to 5/31/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $20)         $ 1,721
                                                           -------
     Total investment income                                             $  1,721
                                                                         --------
EXPENSES:
  Management fees                                          $ 1,590
  Distribution fees                                            530
  Administrative fees                                        6,166
  Custodian fees                                             6,300
  Professional fees                                         10,825
  Printing                                                   1,650
  Fees and expenses of nonaffiliated trustees                2,841
                                                           -------
     Total expenses                                                      $ 29,902
     Less management fees waived and expenses reim-
       bursed by Pioneer Investment Management, Inc.                      (28,311)
                                                                         --------
     Net expenses                                                        $  1,591
                                                                         --------
       Net investment income                                             $    130
                                                                         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                       $  8,786
  Change in net unrealized loss from investments                           (6,593)
                                                                         --------
   Net gain on investments                                               $  2,193
                                                                         --------
   Net increase in net assets resulting from operations                  $  2,323
                                                                         ========


   The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
--------------------------------------------------------------------------------
For the period from 1/2/04 (Commencement of Operations) to 5/31/04

                                                                     1/2/04
                                                                       to
                                                                     5/31/04
                                                                   (unaudited)
FROM OPERATIONS:
  Net investment income                                             $    130
  Net realized gain on investments                                     8,786
  Change in net unrealized loss on investments                        (6,593)
                                                                    --------
   Net increase in net assets resulting from operations             $  2,323
                                                                    --------
NET ASSETS:
  Beginning of period (initial capitalization - 50,000 shares)      $500,000
                                                                    --------
  End of period (including accumulated net investment
   income of $130)                                                  $502,323
                                                                    ========


   The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     1/2/04
                                                                       to
                                                                    5/31/04
                                                                  (unaudited)
CLASS A (a)
Net asset value, beginning of period                               $   10.00
                                                                   ---------
Increase from investment operations:
  Net investment income                                            $    0.00(b)
  Net realized and unrealized gain on investments                       0.05
                                                                   ---------
   Net increase from investment operations                         $    0.05
                                                                   ---------
  Net increase in net asset value                                  $    0.05
                                                                   ---------
  Net asset value, end of period                                   $   10.05
                                                                   =========
Total return*                                                           0.50%
Ratio of net expenses to average net assets+                            0.75%**
Ratio of net investment income to average net assets+                   0.06%**
Portfolio turnover rate                                                  233%**
Net assets, end of period (in thousands)                           $     502
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
   Net expenses                                                        14.10%**
   Net investment loss                                                (13.29)%**

(a) Class A shares were first publicly offered on January 2, 2004.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(b) Amount rounds to less than one cent per share.


   The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Select Equity Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on December 10, 2003, and commenced operations on January 2, 2004. Prior to January 2, 2004, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at May 31, 2004, are owned by PFD. The fund's investment objective is to seek long-term capital growth.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. As of May 31, 2004, there were no securities fair valued. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Dividend income

Pioneer Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions on the sale of Fund shares during the period ended May 31, 2004.

C. Securities Lending

   The Fund lends securities in the Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Unrealized gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and collateral at period end are disclosed on the balance sheet. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

D. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 0.75% of average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2004, $1,542 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. There were no transfer agent fees payable to PIMSS at May 31, 2004.

4. Distribution Plans

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Included in due to affiliates is $107 in distribution fees payable to PFD at May 31, 2004.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street                                                    16020-00-0704
Boston, Massachusetts 02109             (C) 2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds,
Member SIPC



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, except as described in (b) below.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses except as follows. Although the registrant experienced no compliance breaches as a result of a weakness detected subsequent to the date of the last evaluation of controls by the registrant's certifying officers, the registrant's investment advisor took corrective action related to a material weakness in the Fund's compliance controls.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Equity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 4, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 4, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 4, 2004

* Print the name and title of each signing officer under his or her signature.